SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of preparation

A.	Basis of preparation

The interim condensed consolidated financial statements and accompanying notes have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The financial information as of December 31, 2025 that is included in this quarterly report is derived from the audited Consolidated Financial Statements and notes for the year ended December 31, 2025. Such financial information should be read in conjunction with the notes of the Consolidated Financial Statements included in our annual report.

All dollar amounts are in U.S. dollars unless otherwise stated.

Basis of Consolidation

B.	Basis of Consolidation

The interim condensed consolidated financial statements incorporate the financial statements of the Company, its wholly-owned subsidiaries and entities in which we have a controlling interest in. Intercompany transactions and balances are eliminated upon consolidation.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to ensure subsidiaries’ accounting policies are in line with the Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses, and cash flows relating to transactions between the members of the Company and its subsidiaries are eliminated upon consolidation.

Use of Estimates

C.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to legal contingencies, income taxes, revenue recognition, stock-based compensation, intangible assets, goodwill and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED

Cash and Cash Equivalents and Restricted Cash

D.	Cash and Cash Equivalents and Restricted Cash

The following table (in thousands) provides a reconciliation of cash, cash equivalents, and restricted cash further reported within the interim condensed consolidated balance sheets that sum to the total of the same amounts shown on the interim condensed consolidated statements of cash flows.

	As of
	March 31, 2026	March 31, 2025
Cash and cash equivalents	$46,016	$24,706
Restricted cash	36,805	30,259
Total cash, cash equivalents, and restricted cash, ending balance	$82,821	$54,965

Income Taxes

E.	Income Taxes

The Company accounts for income taxes under the asset and liability method pursuant to ASC 740, Income Taxes. Under this method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized based on all available positive and negative evidence.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Accounting Policy Developments

F.	Accounting Policy Developments

Recently Adopted Accounting Pronouncement

The FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which introduces an optional practical expedient for all entities in developing reasonable and supportable forecasts when estimating expected credit losses. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, with early adoption permitted. The Company adopted the practical expedient in ASU 2025-05 during the three months ended March 31, 2026, and there was no impact on the Company’s interim condensed consolidated financial statements.

New Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE” or “ASU 2024-03”) which requires enhanced disclosure of the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the functional expense captions presented on the face of the income statement as well as disclosures about selling expenses. DISE will be effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40) (“ASU 2025-06”), which amends the requirements for the capitalization of internal-use software. ASU 2025-06 is effective for annual periods beginning after December 15, 2027. The Company is currently evaluating the impact ASU 2025-06 will have on its consolidated financial statements and related disclosures.